PIMCO Variable Insurance Trust

Supplement Dated July 16, 2012 to the
PIMCO Global Bond Portfolio (Unhedged) Administrative Class Prospectus, PIMCO
Global Bond Portfolio (Unhedged) Advisor Class Prospectus and PIMCO Global Bond
Portfolio (Unhedged) Institutional Class Prospectus (each dated April 30, 2012)
(each a "Prospectus"), each as supplemented from time to time